Cash and Cash Equivalents - Summary of Time Deposits from Subsidiaries (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Time Deposits [line items]
Time deposits	S/ 148,365	S/ 113,248
Graa y Montero S.A.A. [member]
Time Deposits [line items]
Time deposits	110,281
GyM Ferrovias SA. [member]
Time Deposits [line items]
Time deposits	32,000	36,757
GyM S A [member]
Time Deposits [line items]
Time deposits	1,906	30,497
Concesionaria la Chira S.A. [member]
Time Deposits [line items]
Time deposits	4,170
GMP S.A. [member]
Time Deposits [line items]
Time deposits	7	3,238
Viva GyM SA [member]
Time Deposits [line items]
Time deposits	S/ 1	17,879
CONCARSA [member]
Time Deposits [line items]
Time deposits		13,611
Concesion Canchaque [member]
Time Deposits [line items]
Time deposits		11,000
Other minors [member]
Time Deposits [line items]
Time deposits		S/ 266